Significant Accounting Policies (Details) - USD ($)			1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 18, 2024	Mar. 21, 2022	Jun. 30, 2024	Oct. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Significant Accounting Policies [Line Items]
Assets held in the trust account (in Dollars)					$ 18,213,005		$ 55,495,253	$ 60,156,291
Amended and restated							758,539
Redemption of common stock (in Dollars)					38,044,345		$ 8,157,801
Federal deposit insurance corporation limit (in Dollars)					$ 250,000		$ 250,000
Purchase of shares								270,250
Converted shares					270,250			270,250
Redemption shares			3,395,590	758,539
Distributed amount (in Dollars)			$ 13,653
Common stock subject to possible redemption shares					1,595,871		4,991,461	5,750,000
Purchase of aggregate shares					270,250
Warrant [Member]
Significant Accounting Policies [Line Items]
Purchase of shares								270,250
Converted shares					27,025			27,025
Purchase of aggregate shares					270,250
Redeemable Common Stock [Member]
Significant Accounting Policies [Line Items]
Redemption of shares							4,991,461	5,750,000
Common Stock [Member]
Significant Accounting Policies [Line Items]
Redemption shares	3,395,590		3,395,590	758,539
Redemption value (in Dollars)	$ 38,030,691		$ 38,030,691	$ 8,157,801
Initial Public Offering [Member]
Significant Accounting Policies [Line Items]
Redemption of common stock (in Dollars)					$ 38,044,345		$ 8,157,801
Purchase of shares								6,101,250
Converted shares								610,125
Purchase of aggregate shares		5,750,000			6,101,250
Initial Public Offering [Member] | Business Combination [Member]
Significant Accounting Policies [Line Items]
Purchase of aggregate shares					610,125
Unit Purchase Options [Member]
Significant Accounting Policies [Line Items]
Purchase of shares								270,250
Purchase of aggregate shares					270,250